Commitments and Contingent Liabilities	12 Months Ended
Mar. 31, 2018
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingent Liabilities

NOTE 15: — COMMITMENTS AND CONTINGENT LIABILITIES

a.

Companies of the Group have leased offices, warehouse space and equipment under operating leases for periods through 2022. The minimum annual rental payments, under non-cancelable lease agreements, are as follows:

March 31, 2018
3/31/2019	$1,778
3/31/2020	697
3/31/2021	255
3/31/2022	70
$2,800

Total rent expenses were $2,966, $2,335 and $2,442 for the years ended March 31, 2018, 2017 and 2016, respectively.

b.	Royalty commitments:

The Company is committed to pay royalties at the rate of 3.0% to 3.5% to the government of Israel through the Authority on proceeds from sales of products in which the government participates in the research and development by way of grants.  The obligation to pay these royalties is contingent on actual sales of the products and, in the absence of such sales, no payment is required.  The commitment is on a product by product basis, in an amount not exceeding the total of the grants received by the Company, including interest accrued thereon, and is linked to the U.S. dollar.  Grants are subject to interest at a rate of LIBOR (cost of borrowing funds in U.S. dollars).  As of March 31, 2018 and 2017, the aggregate contingent liability to the Authority was $12,513 and $12,221, respectively.

Royalty payments to the Authority were $100, $112 and $86 for the years ended March 31, 2018, 2017 and 2016, respectively.

c.	Legal proceedings:

From time to time, we are a party to routine litigation incidental to our business, including patent litigation resulting from our use of the patent challenge procedures set forth in the Hatch Waxman Act, product liability litigations, and employment litigations, none of which, individually or in the aggregate, are expected to have a material effect on our financial position or profitability.  Other litigation, as disclosed herein, may have a material adverse effect on our financial position or profitability.  The Company records a provision in its financial statements to the extent that it concludes that a contingent liability is probable and the amount thereof is estimable.  Because litigation outcomes and contingencies are unpredictable, and because excessive verdicts can occur, these assessments involve complex judgments about future events and can rely heavily on estimates and assumptions.

1.	Legal actions commenced by the Company:

Company’s lawsuit related to tax assessment:

In February 2017, after consulting with its tax advisors, the Company filed an appeal pursuant to Section 153 of the Income Tax Ordinance (New Version), 1961 in the Haifa District Court. The appeal challenged the Israel Tax Authority’s (“ITA”) tax assessment for the period of January 1, 2010 through March 31, 2014 in the amount of $40,782 (before interest, linkage and penalties), and denial of an unutilized capital loss in an amount of $74,551 that had been claimed by the Company.

In March 2018, the Company reached a settlement with the ITA, under which the Company is obligated to pay a reduced tax assessment of $15,000, and the Company was permitted to record the unutilized capital loss, transfer intellectual property from TNA to Taro Israel and Taro Canada and reorganize assets held by our subsidiaries without triggering an Israeli tax event (the “Settlement”). The Settlement settled all tax disputes between the parties for the tax years 2010 through 2014 as well as related tax issues with respect to the tax years 2015 through 2016, which years were not subject to the disputes.

2.	Other Legal Actions:

On May 10, 2018, Taro U.S.A. received a Civil Investigative Demand from the United States Department of Justice pursuant to the False Claims Act seeking information relating to corporate and employee records, generic pharmaceutical products and pricing, communications and/or agreements with competitors and others regarding the sale of generic pharmaceutical products, and certain other related matters.  Taro U.S.A. is in the process of reviewing and responding to the Civil Investigative Demand.

On September 8, 2016, Taro U.S.A. received a grand jury subpoena from the United States Department of Justice, Antitrust Division, seeking documents relating to corporate and employee records, generic pharmaceutical products and pricing, communications with competitors and others regarding the sale of generic pharmaceutical products, and certain other related matters.  Taro U.S.A. is in the process of responding to the grand jury subpoena.  Certain current and former officers and employees of Taro U.S.A.’s commercial team have also received related subpoenas.

The Company and Taro U.S.A. have been named as defendants in numerous putative class action lawsuits and an additional lawsuit brought by purchasers and payors of several generic pharmaceutical products, including Clobetasol, Clomipramine, Desonide, Econazole, and Fluocinonide.  The lawsuits allege that the Company and/or Taro U.S.A. have conspired with competitors to fix prices, rig bids, or allocate customers as to these products, and also allege an industry-wide conspiracy as to all generic pharmaceutical products.  Each of these cases has been transferred to the United States District Court for the Eastern District of Pennsylvania for coordinated proceedings under the caption In re: Generic Drug Pricing Antitrust Litigation, MDL No. 2724.

The Company and two of its former officers were named as defendants in a putative shareholder class action entitled Speakes v. Taro Pharmaceutical Industries, Ltd., No. 16-CV-08318, filed October 25, 2016, which is now pending in the United States District Court for the Southern District of New York.  The current version of the complaint, filed on June 19, 2017, asserts claims under Section 10(b) of the Securities Exchange Act of 1934 (the “Exchange Act”) against all defendants and Section 20(a) of the Exchange Act against the individual defendants.  It generally alleges that the defendants made material misstatements and omissions in connection with an alleged conspiracy to fix drug prices.  The Company filed a motion to dismiss on October 11, 2017.  The lead plaintiff (the City of Atlanta Firefighters’ Pension Fund) filed its opposition to the motion to dismiss on December 11, 2017.  The Company filed its reply to this opposition on January 10, 2018.  The motion to dismiss is pending.

d.	Other:

Payments to pharmacies for Medicaid-covered outpatient prescription drugs are set by the states.  For many multiple source drugs with respect to which FDA has rated at least three drugs as therapeutically equivalent, the amount that states may reimburse pharmacies in the aggregate is subject to a Federal upper limit (FUL) ceiling price.  Health care reform legislation enacted in March 2010 changed the methodology by which the Centers for Medicare & Medicaid Services (CMS) calculates the FULs so that the FUL is based on no less than 175 percent of the weighted-average of the monthly average manufacturer prices (AMPs) reported to the government by manufacturers of each of the therapeutically equivalent multiple source drugs.  Effective October 1, 2010, the legislation also changed the definition of AMP to include sales to the Retail Class of Trade only.  In addition, under the Medicaid Drug Rebate Program, manufacturers are required, as a condition of Federal payment for their drugs under Medicaid and Medicare Part B programs, to pay rebates to state Medicaid programs on drugs dispensed to Medicaid beneficiaries in the state.  The amount of the rebate is calculated as a percentage of AMP and for innovator drugs the best price of the drug.  Both innovator and non-innovator drugs are now subject to a potential inflation penalty as part of the rebate calculation.

Before implementation of the new FUL methodology on April 1, 2016, CMS used average wholesale price (“AWP”) or Wholesale Acquisition Cost (“WAC”) in the calculation of FULs.  States have also historically used AWP or WAC in setting Medicaid reimbursement rates for drugs.   Effective April 1, 2017, states are now required to use actual acquisition cost as the basis of reimbursement.  Many of the legislative changes noted above stemmed from civil lawsuits being brought by states against pharmaceutical manufacturers in which allegations that the defendants overstated AWPs or WACs, which were used by state agencies to calculate drug reimbursements to healthcare providers.

The Board approved a new collective bargaining agreement dated January 5, 2017, (the “Collective Bargaining Agreement”) that amends and extends the collective bargaining agreement dated as of April 6, 2011, among Taro Israel, the Histadrut Trade Union and Taro Israel’s Employees Committee on behalf of Taro’s Israeli employees.  The Collective Bargaining Agreement has a term of three years and automatically renews for one-year periods unless notice is provided by a party three months prior to the end of a term.  The Collective Bargaining Agreement memorializes current employee-employer relations practices of Taro as well as additional rights relating to job security, compensation and other benefits.